SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Expected income tax (recovery) expense at the statutory rate of 21%					$ (636,253)	$ (806,823)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)					180,647	282,808
Change in valuation allowance					455,606	524,014
Provision for income taxes